CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net loss		$ 13,812	$ 15,334	$ (21,068)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization		48,393	62,017	68,478
Amortization of debt issuance costs		926	4,042	1,988
Impairment of long-lived asset				0
Stock-based compensation expense		902	3,502	1,851
Deferred income taxes		7,196	3,146	1,888
Increase in allowance for doubtful accounts		970	(20)	970
Gain on sale of assets and other, net		(20,687)	522	(22,930)
Reorganization expenses, net		1,376	(24,199)	0
Derivatives activities:
Total (gains) losses		(5,642)	129,902	66,900
Cash settlements		9,902	(47,161)	3,068
Cash settlements on canceled derivatives		0	(126,949)	0
Changes in assets and liabilities:
Increase in accounts receivable		(3,095)	(11,546)	(7,022)
(Increase) decrease in other assets		(11,397)	(774)	(13,175)
Increase (decrease) in accounts payable and accrued expenses		11,416	5,574	6,619
Increase (decrease) in other liabilities		16,433	(6,056)	19,832
Net cash provided by (used in) operating activities		70,505	7,334	107,399
Cash flow from investing activities:
Development of oil and natural gas properties		(38,445)	(74,447)	(52,712)
Purchases of other property and equipment		(11,497)	(11,305)	(12,767)
Acquisition of properties		(259,444)	0	(249,338)
Proceeds from sale of properties and equipment and other		234,823	3,377	234,292
Net cash (used in) provided by investing activities		(74,563)	(82,375)	(80,525)
Cash flow from financing activities:
Proceeds from sale of Series A convertible preferred stock		0	0	0
Repayments on credit facility				(451,000)
Debt issuance costs		(22,049)	(9,173)	(22,170)
IPO proceeds net of issuance costs		0	134,362
Repurchase of common stock		0	(23,712)
Payment to preferred stockholders in conversion		0	(60,273)
Issuance of 2026 Senior Unsecured Notes		0	400,000
Dividends paid on Series A preferred stock		0	(11,301)
Purchase of treasury stock		0	(20,265)
Shares withheld for payment of taxes on equity awards		0	(422)
Net cash used in financing activities		(43,049)	30,216	(43,170)
Net decrease in cash and cash equivalents		(47,107)	(44,825)	(16,296)
Cash, cash equivalents and restricted cash:
Beginning		85,034	68,738	85,034
Ending	$ 85,034	37,927	23,913	68,738
Predecessor
Cash flow from operating activities:
Net loss	(502,964)				$ (1,283,196)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	28,149				178,223
Amortization of debt issuance costs	416				1,849
Impairment of long-lived asset	0				1,030,588
Stock-based compensation expense	0				0
Deferred income taxes	9				(11)
Increase in allowance for doubtful accounts	0				0
Gain on sale of assets and other, net	(25)				(212)
Reorganization expenses, net	501,872				43,289
Derivatives activities:
Total (gains) losses	(12,886)				20,386
Cash settlements	534				8,007
Cash settlements on canceled derivatives	0				1,701
Changes in assets and liabilities:
Increase in accounts receivable	(9,152)				(6,556)
(Increase) decrease in other assets	(2,842)				1,962
Increase (decrease) in accounts payable and accrued expenses	18,330				22,101
Increase (decrease) in other liabilities	990				(4,934)
Net cash provided by (used in) operating activities	22,431				13,197
Cash flow from investing activities:
Development of oil and natural gas properties	(859)				(21,988)
Purchases of other property and equipment	(2,299)				(12,808)
Acquisition of properties	0				0
Proceeds from sale of properties and equipment and other	25				194
Net cash (used in) provided by investing activities	(3,133)				(34,602)
Cash flow from financing activities:
Proceeds from sale of Series A convertible preferred stock	335,000				0
Repayments on credit facility	(497,668)				(1,701)
Debt issuance costs	0				0
IPO proceeds net of issuance costs	0
Repurchase of common stock	0
Payment to preferred stockholders in conversion	0
Issuance of 2026 Senior Unsecured Notes	0
Dividends paid on Series A preferred stock	0
Purchase of treasury stock	0
Shares withheld for payment of taxes on equity awards	0
Net cash used in financing activities	(162,668)				(1,701)
Net decrease in cash and cash equivalents	(143,370)				(23,106)
Cash, cash equivalents and restricted cash:
Beginning	228,404	85,034		85,034	251,510
Ending	85,034				228,404
New Credit Facility
Cash flow from financing activities:
Borrowings under credit facility		390,800	197,210	402,285
Repayments on credit facility		(11,800)	(576,210)	(23,285)
New Credit Facility | Predecessor
Cash flow from financing activities:
Borrowings under credit facility	0				0
Repayments on credit facility	0				0
Emergence Credit Facility
Cash flow from financing activities:
Borrowings under credit facility		51,000	0	$ 51,000
Repayments on credit facility		(451,000)	0
Emergence Credit Facility | Predecessor
Cash flow from financing activities:
Borrowings under credit facility	0				$ 0
Repayments on credit facility	0
Pre-Emergence Credit Facility
Cash flow from financing activities:
Repayments on credit facility		$ 0	$ 0
Pre-Emergence Credit Facility | Predecessor
Cash flow from financing activities:
Repayments on credit facility	$ (497,668)